RISK MANAGEMENT (Details 5) - COP ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Risk Management [Line Items]
Debt instruments held		$ 160,468,094	$ 151,747,486
Commercial Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		88,997,241	86,259,708
Corporate loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		58,661,267	55,862,353
SME Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		17,184,059	16,521,808
Other Commercial Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		13,151,915	13,875,547
Consumer loans [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		27,646,114	23,925,279
Consumer loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		27,646,114	23,925,279
Credit card Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		6,255,277	7,784,658
Vehicle Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		2,915,705	3,058,653
Payroll loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		6,970,783	5,080,660
Others Consumer Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		11,504,349	8,001,308
Mortgages [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		20,512,208	19,155,852
VIS Mortgage Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	[1]	5,491,926	5,017,520
Non-VIS Mortgage Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		15,020,282	14,138,332
Lease receivables [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		22,248,951	21,343,923
Small Business Loans [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		1,063,580	1,062,724
Small Business Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		1,063,580	1,062,724
2018
Disclosure Of Risk Management [Line Items]
Debt instruments held		31,418,834	22,259,179
2018 | Commercial Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		26,641,770	18,011,992
2018 | Corporate loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		17,054,923	9,679,076
2018 | SME Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		5,568,251	4,549,984
2018 | Other Commercial Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		4,018,596	3,782,932
2018 | Consumer loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		1,393,022	692,986
2018 | Credit card Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		761,294	189,648
2018 | Vehicle Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		67,118	68,174
2018 | Payroll loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		52,087	46,849
2018 | Others Consumer Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		512,523	388,315
2018 | Mortgages [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		50,102	37,068
2018 | VIS Mortgage Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		12,238	11,151
2018 | Non-VIS Mortgage Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		37,864	25,917
2018 | Lease receivables [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		3,101,344	3,389,108
2018 | Small Business Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		232,596	128,025
Later than one year and not later than three years [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		27,737,620	30,786,837
Later than one year and not later than three years [member] | Commercial Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		19,583,956	22,458,578
Later than one year and not later than three years [member] | Corporate loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		11,588,101	14,032,332
Later than one year and not later than three years [member] | SME Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		5,684,612	5,711,371
Later than one year and not later than three years [member] | Other Commercial Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		2,311,243	2,714,875
Later than one year and not later than three years [member] | Consumer loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		4,826,773	4,873,973
Later than one year and not later than three years [member] | Credit card Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		1,104,571	1,465,599
Later than one year and not later than three years [member] | Vehicle Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		718,610	644,217
Later than one year and not later than three years [member] | Payroll loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		692,079	589,925
Later than one year and not later than three years [member] | Others Consumer Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		2,311,513	2,174,232
Later than one year and not later than three years [member] | Mortgages [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		148,851	130,429
Later than one year and not later than three years [member] | VIS Mortgage Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		40,182	45,615
Later than one year and not later than three years [member] | Non-VIS Mortgage Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		108,669	84,814
Later than one year and not later than three years [member] | Lease receivables [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		2,698,394	2,719,026
Later than one year and not later than three years [member] | Small Business Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		479,646	604,831
Later than three years and not later than five years [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		29,715,679	26,847,409
Later than three years and not later than five years [member] | Commercial Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		13,561,261	13,494,101
Later than three years and not later than five years [member] | Corporate loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		8,533,725	8,385,002
Later than three years and not later than five years [member] | SME Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		2,973,761	3,145,824
Later than three years and not later than five years [member] | Other Commercial Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		2,053,775	1,963,275
Later than three years and not later than five years [member] | Consumer loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		12,035,699	9,713,953
Later than three years and not later than five years [member] | Credit card Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		2,384,220	2,363,351
Later than three years and not later than five years [member] | Vehicle Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		1,499,980	1,516,701
Later than three years and not later than five years [member] | Payroll loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		1,325,911	1,314,077
Later than three years and not later than five years [member] | Others Consumer Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		6,825,588	4,519,824
Later than three years and not later than five years [member] | Mortgages [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		389,456	309,167
Later than three years and not later than five years [member] | VIS Mortgage Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		93,917	81,807
Later than three years and not later than five years [member] | Non-VIS Mortgage Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		295,539	227,360
Later than three years and not later than five years [member] | Lease receivables [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		3,546,370	3,168,629
Later than three years and not later than five years [member] | Small Business Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		182,893	161,559
Later than five years [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		71,595,961	71,854,061
Later than five years [member] | Commercial Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		29,210,254	32,295,037
Later than five years [member] | Corporate loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		21,484,518	23,765,943
Later than five years [member] | SME Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		2,957,435	3,114,629
Later than five years [member] | Other Commercial Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		4,768,301	5,414,465
Later than five years [member] | Consumer loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		9,390,620	8,644,367
Later than five years [member] | Credit card Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		2,005,192	3,766,060
Later than five years [member] | Vehicle Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		629,997	829,561
Later than five years [member] | Payroll loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		4,900,706	3,129,809
Later than five years [member] | Others Consumer Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		1,854,725	918,937
Later than five years [member] | Mortgages [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		19,923,799	18,679,188
Later than five years [member] | VIS Mortgage Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		5,345,589	4,878,947
Later than five years [member] | Non-VIS Mortgage Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		14,578,210	13,800,241
Later than five years [member] | Lease receivables [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		12,902,843	12,067,160
Later than five years [member] | Small Business Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		$ 168,445	$ 168,309

[1]	VIS: Social Interest Homes, corresponds to mortgage loans granted by the financial institutions of amounts less than 135 SMMLV.